Change Healthcare Joint Development Agreement	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
Change Healthcare Joint Development Agreement
Change Healthcare Joint Development Agreement

(12)   Change Healthcare Joint Development Agreement

In February 2020, the Company entered into a joint development agreement, or JDA, and a data licensing agreement with Change Healthcare Holdings, or Change Healthcare, whereby Change Healthcare will be a strategic partner in providing various services to support the Company’s Total Care and Provider Services product offerings. Pursuant to the terms of the JDA, Change Healthcare is providing intellectual property (IP), technical know-how, and advisory services to the Company as it develops price transparency products under the JDA that will be utilized by the Company in several of its product offerings. Either party is permitted to sell the price transparency product within each party’s respective service offerings. Each party is entitled to a royalty from the other party in connection with any net sales associated with the price transparency product that was developed under the JDA, not to exceed $2,500 in cumulative royalty payments.

Concurrent with entering into the JDA, the Company entered into a five-year data licensing agreement with Change Healthcare who is one of the largest commercially available data set providers of de-identified claims in the United States. The licensing agreement includes annual increases in fees and the option to renew and extend beyond the initial five-year period. The annual licensing fees are subject to increases and decreases and contingent upon the achievement of performance objectives as defined in the data licensing agreement. Upfront payments for data licenses are deferred and will be amortized into cost of revenue, as they pertain to the delivery of the Company’s product offerings.

Upon entering into the JDA and data licensing agreement, the Company issued 251,211 restricted shares of its common stock to Change Healthcare at an estimated fair value of $15.40 per share, or $3,869 in aggregate value. Pursuant to the terms of the restricted share agreement, 150,727 of the shares vested immediately and the remaining 100,484 restricted shares will vest upon the achievement of certain product development milestones, as defined. During July 2020, 75,363 of these shares vested upon the achievement of certain milestones.  The aggregate equity value was allocated to the JDA and data licensing agreement based on the relative fair value of the IP and technical know-how contributed by Change Healthcare within the JDA and the discounted pricing received from Change Healthcare within the data licensing agreement. The equity value allocated to the JDA and data licensing agreement in the amount of $3,005 was capitalized and deferred as internally developed software and other assets within the Company’s consolidated balance sheet, respectively, with an offsetting increase to additional paid-in capital. Costs that are capitalized and classified as internally developed software are being amortizing within depreciation and amortization in the Company’s consolidated statement of operations ratably over a period of three years.

Subsequent to November 30, 2020, the remaining 25,121 shares became vested upon achievement of the remaining milestones.

(14) Change Healthcare Joint Development Agreement

In February 2020, the Company entered into a joint development agreement, or JDA, and a data licensing agreement with Change Healthcare Holdings, or Change Healthcare, whereby Change Healthcare will be a strategic partner in providing various services to support the Company’s Total Care and Provider Services product offerings. Pursuant to the terms of JDA, Change Healthcare is providing intellectual property (IP), technical know-how, and advisory services to the Company as it develops price transparency products under the JDA that will be utilized by the Company in several of its product offerings. Either party is permitted to sell the price transparency product within each party’s respective service offerings. Each party is entitled to a royalty from the other party in connection with any net sales associated with the price transparency product that was developed under the JDA, not to exceed $2,500 in cumulative royalty payments.

Concurrent with entering into the JDA, the Company entered into a five-year data licensing agreement with Change Healthcare who is one of the largest commercially available data set providers of de-identified claims in the United States. The licensing agreement includes annual increases in fees and the option to renew and extend beyond the initial five-year period. The annual licensing fees are subject to increases and decreases and contingent upon the achievement of performance objectives as defined in the data licensing agreement. Upfront payments for data licenses are deferred and will be amortized into cost of revenue, as they pertain to the delivery of the Company’s product offerings.

Upon entering into the JDA and data licensing agreement, the Company issued 251,211 restricted shares of its common stock to Change Healthcare at an estimated fair value of $15.40 per share, or $3,869 in aggregate value. Pursuant to the terms of the restricted share agreement, 150,727 of the shares vest immediately and the remaining 100,484 restricted shares will vest upon the achievement of certain product development milestones, as defined. The aggregate equity value was allocated to the JDA and data licensing agreement based on the relative fair value of the IP and technical know-how contributed by Change Healthcare within the JDA and the discounted pricing received from Change Healthcare within the data licensing agreement. Equity value allocated to the JDA and data licensing agreement is capitalized and deferred as internally developed software and other assets within the Company’s consolidated balance sheet, respectively with an offsetting increase to additional paid-in capital. Costs that are capitalized and classified as internally developed software will be amortized within depreciation and amortization in the Company’s consolidated statement of operations.